SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Apr. 22, 2025	Jan. 25, 2025	Aug. 07, 2017
Interest rate			15.00%
Subsequent Events [Member] | The Awareness Group [Member] | Promissory Note [Member]
Debt instrument	$ 196,000
Interest rate	15.00%
Interest payable monthly	$ 2,450
Debt instrument, Maturity date	Jul. 22, 2025
Renewable Energy Products Manufacturing Corp. [Member]
Percentage of ownership interest acquired		51.00%